Federated Managed Tail Risk Fund II
A Portfolio of Federated Insurance Series
Primary Shares
Service Shares

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2016
In the section “Who Manages and Provides Services to the Fund,” under the heading entitled “Investment Co-Advisers,” please delete the last paragraph and replace it with the following:
“The aggregate advisory fee paid to the Co-Advisers is 0.75%. The fee is allocated among the Co-Advisers as follows:
■	Federated Investment Management Company: 0.24% of the Fund's assets allocated to fixed-income securities and related investments.
■	Federated Equity Management Company of Pennsylvania: 67% of the balance of the aggregate advisory fee.
■	Federated Global Investment Management Corp.: 33% of the balance of the aggregate advisory fee.”
June 1, 2016

Federated Managed Tail Risk Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453174 (6/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.